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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543

Date of fiscal year end: 12/31

Date of reporting period: March 31, 2010

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH  31, 2010


Common Stock                    Shares      Value   Common Stock                   Shares     Value
------------------------------- -------   --------  ------------------------------ ------  --------
BASIC MATERIALS - 4.5%                              CONSUMER, CYCLICAL - 13.6%
 Agnico-Eagle Mines Ltd           7,100    395,257    Advance Auto Parts, Inc.      4,300   180,256
 Air Products & Chemicals, Inc.   2,200    162,690    AnnTaylor Stores Corp.*       6,900   142,830
 Albemarle Corp.                  4,300    183,309    AutoZone, Inc.*               1,100   190,399
 Carpenter Technology Corp.       6,800    248,880    Bed Bath & Beyond, Inc.*     15,000   656,400
 CF Industries Holdings, Inc.     2,900    264,422    Big Lots, Inc.*               4,100   149,322
 Cliffs Natural Resources, Inc.   5,700    404,415    CarMax, Inc.*                10,100   253,712
 Compass Minerals                 3,900    312,897    Chipotle Mexican Grill, In    2,300   259,141
 Ecolab, Inc.                    13,100    575,745    Choice Hotels Internationa    7,500   261,075
 Eldorado Gold Corp.             14,600    176,368    Coach, Inc.                  20,400   806,208
 Intrepid Potash, Inc.*           5,800    175,914    Copart, Inc.*                 5,200   185,120
 Sherwin-Williams Co.             6,900    466,992    Dick's Sporting Goods, Inc    8,100   211,491
 Sigma-Aldrich Corp.              5,600    300,496    Dollar General Corp.*         6,900   174,225
 Sociedad Quimica y Minera - AD  12,100    452,419    Dollar Tree, Inc.*            3,600   213,192
 United States Steel Corp.        3,200    203,264    DreamWorks Animation SKG*     7,400   291,560
 Vulcan Materials Co.             5,400    255,096    Family Dollar Stores, Inc.    6,500   237,965
                                                      Fastenal Co.                  8,500   407,915
COMMUNICATIONS - 8.7%                                 Gap, Inc.                     7,000   161,770
 Akamai Technologies, Inc.*      11,100    348,762    Hyatt Hotels Corp.*           4,000   155,840
 American Tower Corp.*            4,300    183,223    International Game Tech.     19,600   361,620
 Atheros Communications, Inc.*    4,600    178,066    KB Home                       4,000    67,000
 Cablevision Systems Corp.        7,300    176,222    Lennar Corp.                  8,500   146,285
 Central European Media*          4,300    126,033    Madison Square Garden, Inc    1,825    39,657
 Crown Castle International*      9,600    367,008    Marriott International, In   20,080   632,922
 CTC Media, Inc.*                11,200    192,864    Mattel, Inc.                 20,800   472,992
 Ctrip.com International Ltd -    4,800    188,160    Men's Wearhouse, Inc.         6,337   151,708
 Discovery Communications*       16,700    491,147    O'Reilly Automotive, Inc.*    9,900   412,929
 Expedia, Inc.                   13,300    331,835    PACCAR, Inc.                  4,700   203,698
 Factset Research Systems, Inc.   6,100    447,557    Panera Bread Co.*             4,400   336,556
 F5 Networks, Inc.*               3,200    197,216    PetSmart, Inc.                4,800   153,408
 JDS Uniphase Corp.*             16,300    204,076    Pulte Group, Inc.*           11,077   124,616
 Juniper Networks, Inc.*         24,600    754,728    Ross Stores, Inc.            13,700   732,539
 Leap Wireless International*    11,200    183,232    Skywest, Inc.                14,300   204,204
 Liberty Media Corp.*             3,200    174,944    Southwest Airlines Co.       14,500   191,690
 Liberty Media Corp. - Interact  27,700    423,810    Staples, Inc.                 7,800   182,598
 McAfee, Inc.*                   16,000    642,080    Starbucks Corp.              10,800   262,116
 McGraw-Hill Cos., Inc.          15,800    563,270    Starwood Hotels & Resorts     6,000   279,840
 MetroPCS Communications*        24,500    173,460    Tiffany & Co.                 9,900   470,151
 NeuStar, Inc.*                   6,500    163,800    Tim Hortons, Inc.             7,400   241,166
 NII Holdings, Inc.*              5,400    225,072    TJX Cos., Inc.               24,400 1,037,488
 Omnicom Group, Inc.              3,700    143,597    Toll Brothers, Inc.*          7,800   162,240
 priceline.com, Inc.*             1,900    484,500    Tractor Supply Co.            3,500   203,175
 Rackspace Hosting, Inc.*         8,500    159,205
 SBA Communications Corp.*       11,500    414,805
 Shaw Communications, Inc.        8,500    168,895
 Sina Corp.*                      4,400    165,836
 Symantec Corp.*                  9,900    167,607
 VeriSign, Inc.*                 13,300    346,066



                               See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH  31, 2010


Common Stock                    Shares      Value   Common Stock                   Shares     Value
------------------------------- -------   --------  ------------------------------ ------  --------
CONSUMER, CYCLICAL - 13.6% (Continued)              CONSUMER, NON-CYCLICAL - 24.8% (Continued)
 Urban Outfitters, Inc.*          8,700    331,209    Human Genome Sciences, Inc    8,700   262,740
 WABCO Holdings, Inc.*            6,100    182,512    IDEXX Laboratories, Inc.*     6,400   368,320
 Williams-Sonoma, Inc.            7,700    202,433    Illumina, Inc.*              10,700   416,230
 WMS Industries, Inc.*            5,100    213,894    Intuitive Surgical, Inc.*     1,500   522,195
 WW Grainger, Inc.                5,000    540,600    Iron Mountain, Inc.           9,900   271,260
 Wynn Resorts Ltd                 4,000    303,320    ITT Educational Services,     2,500   281,200
                                                      JM Smucker Co.                3,700   222,962
CONSUMER, NON-CYCLICAL - 24.8%                        Laboratory Corp of America    6,100   461,831
 Alexion Pharmaceuticals, Inc.*   7,600    413,212    Life Technologies Corp.*      8,400   439,068
 Allergan, Inc.                   3,908    255,271    Lincare Holdings, Inc.*       3,200   143,616
 American Medical Systems*        9,300    172,794    Lorillard, Inc.               9,800   737,352
 American Reprographics Co.*     10,200     91,494    Manpower, Inc.                3,200   182,784
 Apollo Group, Inc.*              8,329    510,484    Martek Biosciences Corp.*     1,100    24,761
 Arthrocare Corp.*                6,300    187,236    Masimo Corp.*                 4,500   119,475
 Avon Products, Inc.             31,300  1,060,131    McCormick & Co., Inc.        18,600   713,496
 Biogen Idec, Inc.*               3,100    177,909    Mead Johnson Nutrition Co.    5,000   260,150
 BioMarin Pharmaceutical, Inc.*   6,700    156,579    Monster Worldwide, Inc.*     10,000   166,100
 Brown-Forman Corp.              12,225    726,776    Moody's Corp.                13,600   404,600
 Campbell Soup Co.                8,600    304,010    Myriad Genetics, Inc.*        7,200   173,160
 CareFusion Corp.*               14,200    375,306    New Oriental Education - A    1,700   145,367
 Cephalon, Inc.*                  4,400    298,232    Patterson Cos., Inc.          5,500   170,775
 Charles River Laboratories*      4,700    184,757    Paychex, Inc.                22,987   706,161
 Church & Dwight Co., Inc.        6,500    435,175    Perrigo Co.                   3,900   229,008
 CIGNA Corp.                      6,000    219,480    QIAGEN NV*                    9,400   216,106
 Clorox Co.                      10,000    641,400    Quanta Services, Inc.*       18,700   358,292
 Community Health Systems*        6,400    236,352    Quest Diagnostics, Inc.      10,622   619,156
 Corporate Executive Board        5,500    146,245    Regeneron Pharmaceuticals*    7,700   203,973
 Covance, Inc.*                   2,500    153,475    ResMed, Inc.*                 3,000   190,950
 CR Bard, Inc.                    7,200    623,664    Ritchie Bros Auctioneers,    17,300   372,469
 DaVita, Inc.*                    6,000    380,400    Robert Half International,   10,500   319,515
 DENTSPLY International, Inc.     8,800    306,944    SEI Investments Co.           8,700   191,139
 DeVry, Inc.                      7,300    475,960    Shire PLC - ADR               2,400   158,424
 Education Management Corp.*      7,900    173,010    St Jude Medical, Inc.*       10,400   426,920
 Edwards Lifesciences Corp.*      3,200    316,416    Strayer Education, Inc.         900   219,168
 Elan Corp PLC - ADR*            19,700    149,326    Techne Corp.                  5,300   336,974
 Equifax, Inc.                    5,400    193,320    Universal Health Services     5,600   196,504
 Genpact Ltd*                    12,300    206,271    Varian Medical Systems, In    5,600   309,848
 Gen-Probe, Inc.*                 3,100    155,000    Verisk Analytics, Inc.*       6,200   174,840
 Global Payments, Inc.            5,200    236,860    Vertex Pharmaceuticals, In   10,770   440,170
 Henry Schein, Inc.*              6,700    394,630    VistaPrint*                   4,700   269,639
 Hershey Co.                      6,200    265,422    Warner Chilcott PLC*          4,100   104,632
 Hertz Global Holdings, Inc.*    17,900    178,821    Western Union Co.            32,100   544,416
 Hewitt Associates, Inc.*         4,600    182,988    Whole Foods Market, Inc.*    15,500   560,325
 Hologic, Inc.*                  10,100    187,254    Zimmer Holdings, Inc.*        3,200   189,440
 Humana, Inc.*                    3,800    177,726



                       See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH  31, 2010


Common Stock                    Shares      Value   Common Stock                   Shares     Value
------------------------------- -------   --------  ------------------------------ ------  --------
ENERGY - 7.7%                                       FINANCIAL - 8.1% (Continued)
 Arch Coal, Inc.                  9,397    214,721    Northern Trust Corp.         12,500   690,750
 Atlas Energy, Inc.*              5,200    161,824    NYSE Euronext                10,900   322,749
 Baker Hughes, Inc.               4,800    224,832    optionsXpress Holdings, In   11,200   182,448
 Bill Barrett Corp.*              5,400    165,834    Principal Financial Group,    9,400   274,574
 Cabot Oil & Gas Corp.            6,300    231,840    Public Storage                3,700   340,363
 Cameron International Corp.*    14,400    617,184    RenaissanceRe Holdings Ltd    3,300   187,308
 Cobalt International Energy*     9,900    134,640    SLM Corp.*                   16,100   201,572
 Concho Resources, Inc.*         10,900    548,924    SVB Financial Group*          4,000   186,640
 Consol Energy, Inc.              3,800    162,108    TD Ameritrade Holding Corp   22,900   436,474
 Core Laboratories                3,000    392,400    Waddell & Reed Financial,     5,300   191,012
 Diamond Offshore Drilling, Inc   3,700    328,597    WR Berkley Corp.              7,100   185,239
 First Solar, Inc.*               1,800    220,770    Zions Bancorporation          8,200   179,088
 FMC Technologies, Inc.*          8,400    542,892
 Forest Oil Corp.*                9,800    253,036  INDUSTRIAL - 14.5%
 Mariner Energy, Inc.*           14,600    218,562    Alliant Techsystems, Inc.*    1,900   154,470
 Massey Energy Co.                3,300    172,557    AMETEK, Inc.                 10,200   422,892
 Murphy Oil Corp.                 5,000    280,950    Amphenol Corp.                6,200   261,578
 Nabors Industries Ltd*           7,300    143,299    Bucyrus International, Inc    2,800   184,772
 Newfield Exploration Co.*        5,400    281,070    CH Robinson Worldwide, Inc   10,000   558,500
 Oceaneering International, Inc   4,800    304,752    CLARCOR, Inc.                 5,700   196,593
 Peabody Energy Corp.            12,900    589,530    Cogent, Inc.*                17,000   173,400
 Range Resources Corp.            5,800    271,846    Cummins, Inc.                 5,200   322,140
 SandRidge Energy, Inc.*          9,100     70,070    Cymer, Inc.*                  4,800   179,040
 Southwestern Energy Co.*         5,000    203,600    Dolby Laboratories, Inc.*     8,400   492,828
 Sunoco, Inc.                     4,000    118,840    Donaldson Co., Inc.           7,400   333,888
 Tetra Technologies, Inc.*       16,000    195,520    Elbit Systems Ltd             2,900   185,629
 Ultra Petroleum Corp.*           6,200    289,106    Empresa Brasileira - ADR      7,900   189,284
 Walter Energy, Inc.              5,100    470,577    Expeditors International     16,900   623,948
                                                      FLIR Systems, Inc.*           5,600   157,808
FINANCIAL - 8.1%                                      Flowserve Corp.               2,900   319,783
 AON, Corp.                       6,900    294,699    Fluor Corp.                  14,000   651,140
 Arch Capital Group Ltd*          3,200    244,000    Foster Wheeler AG*           11,000   298,540
 Artio Global Investors, Inc.     4,300    106,382    General Cable Corp.*          5,500   148,500
 Assurant, Inc.                   4,300    147,834    Gentex Corp.                  6,900   133,998
 Axis Capital Holdings Ltd        5,700    178,182    Goodrich Corp.                6,600   465,432
 City National Corp.              3,500    188,895    Graco, Inc.                   5,000   160,000
 Eaton Vance Corp.               10,700    358,878    Harsco Corp.                  5,000   159,700
 Federal Realty Investment        6,000    436,860    IDEX Corp.                    4,925   163,018
 Federated Investors, Inc.        6,300    166,194    II-VI, Inc.*                  4,500   152,280
 First Horizon National Corp.*   13,775    193,542    Itron, Inc.*                  2,200   159,654
 HCC Insurance Holdings, Inc.     6,400    176,640    ITT Corp.                     2,600   139,386
 Interactive Brokers Group*       8,800    142,120    Jabil Circuit, Inc.          12,200   197,518
 IntercontinentalExchange, Inc.   5,800    650,644    Joy Global, Inc.              6,600   373,494
 Janus Capital Group, Inc.       23,700    338,673    Landstar System, Inc.         8,600   361,028
 KeyCorp                         44,500    344,875    McDermott International, I   19,700   530,324
 Lazard Ltd                      11,500    410,550    Mettler-Toledo Internation    4,300   469,560
 Marshall & Ilsley Corp.         51,000    410,550    National Instruments Corp.    8,550   285,143
                                                      Pall Corp.                    6,800   275,332



                            See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH  31, 2010

                                                    Common Stock and              Shares/
Common Stock                    Shares      Value   Short-Term Investments      Principal     Value
------------------------------- -------   --------  ------------------------------ ------  --------
INDUSTRIAL - 14.5% (Continued)                      TECHNOLOGY - 15.3% (Continued)
 Precision Castparts Corp.        7,100    899,641    KLA-Tencor Corp.              4,200   129,906
 Republic Services, Inc.         12,150    352,593    Lam Research Corp.*           8,600   320,952
 Rockwell Automation, Inc.        5,100    287,436    Linear Technology Corp.      17,000   480,250
 Rockwell Collins, Inc.           7,500    469,425    Logitech International*      13,500   220,590
 Roper Industries, Inc.           5,800    335,472    Marvell Technology Group*    30,100   614,642
 Stericycle, Inc.*                9,500    517,750    Maxim Integrated Products    11,300   219,107
 Terex Corp.*                     7,100    161,241    MEMC Electronic Materials*   17,300   265,209
 TransDigm Group, Inc.*           3,500    185,640    Microchip Technology, Inc.   13,057   367,685
 Trimble Navigation Ltd*         16,100    462,392    MICROS Systems, Inc.*         9,500   312,455
 Valmont Industries, Inc.         2,600    215,358    National Semiconductor Cor   26,600   384,636
 Wabtec Corp.                     4,500    189,540    NetApp, Inc.*                18,800   611,752
 Waste Connections, Inc.*         5,900    200,364    Nuance Communications, Inc   18,400   306,176
 Waters Corp.*                    5,600    378,224    NVIDIA Corp.*                29,000   504,600
 Zebra Technologies Corp.*        5,800    171,680    ON Semiconductor Corp.*      20,100   160,800
                                                      QLogic Corp.*                12,600   255,780
TECHNOLOGY - 15.3%                                    Red Hat, Inc.*               14,500   424,415
 Adobe Systems, Inc.*             5,400    190,998    Rovi Corp.*                   6,500   241,345
 Allscripts-Misys Healthcare*     8,500    166,430    Salesforce.com, Inc.*         6,200   461,590
 Altera Corp.                    21,500    522,450    SanDisk Corp.*                4,000   138,520
 Analog Devices, Inc.            14,600    420,772    Seagate Technology*          27,800   507,628
 ANSYS, Inc.*                     8,200    354,158    Silicon Laboratories, Inc.    5,700   271,719
 Autodesk, Inc.*                 15,000    440,700    Synopsys, Inc.*               6,800   152,116
 BMC Software, Inc.*             11,800    448,400    Varian Semiconductor*        12,200   404,064
 Broadcom Corp.                   9,300    308,760    Xilinx, Inc.                 21,100   538,050
 CA, Inc.                        16,300    382,561
 Cerner Corp.*                    5,200    441,636  UTILITIES - 0.8%
 Check Point Software Tech.*      5,500    192,885    Calpine Corp.*               36,100   429,229
 Citrix Systems, Inc.*            9,500    450,965    NRG Energy, Inc.*            18,900   395,010
 Cognizant Technology Sol.*      13,812    704,136                                        ---------
 Computer Sciences Corp.*         3,400    185,266  TOTAL COMMON STOCK - 98.0%
 Dun & Bradstreet Corp.           2,900    215,818    (Cost $88,652,050)                 99,375,694
 Electronic Arts, Inc.*          11,100    207,126
 Fairchild Semiconductor*        11,600    123,540  SHORT-TERM INVESTMENTS - 0.1%
 Fidelity National Information    6,900    161,736                                163,148   163,148
 Fiserv, Inc.*                    3,900    197,964  TOTAL INVESTMENTS IN SECURITIES - 98.1%
 GT Solar International, Inc.*   19,400    101,462    (Cost $88,815,198)                 99,538,842
 Intersil Corp.                  10,000    147,400
 Intuit, Inc.*                   21,600    741,312  OTHER ASSETS LESS LIABILITIES - 1.9%  1,883,761
 Jack Henry & Associates, Inc.    5,900    141,954                                        ---------
                                                    TOTAL NET ASSETS - 100.0%            101,422,60
                                                                                         ==========



* Securities are non-income producing
  ADR - American Depository Receipt

                              See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010


Common Stock                   Shares  Value     Common Stock                   Shares  Value
-----------------------------  ------- --------- ------------------------------ ------- -----------
BASIC MATERIALS - 4.1%                           COMMUNICATIONS - 5.4% (Continued)
 Agnico-Eagle Mines Ltd         10,700   595,669  McGraw-Hill Cos., Inc.         24,000     855,600
 Air Products & Chemicals,       5,800   428,910  MetroPCS Communications*        8,400      59,472
 Albemarle Corp.                 1,800    76,734  NeuStar, Inc.*                  2,400      60,480
 BHP Billiton Ltd - ADR         10,000   803,200  NII Holdings, Inc.*             2,000      83,360
 Carpenter Technology Corp.     10,600   387,960  Nokia OYJ - ADR                14,900     231,546
 CF Industries Holdings, In      1,100   100,298  Omnicom Group, Inc.             8,200     318,242
 Cliffs Natural Resources,       2,400   170,280  priceline.com, Inc.*              700     178,500
 Compass Minerals                1,200    96,276  QUALCOMM, Inc.                  5,800     243,368
 Ecolab, Inc.                    4,800   210,960  Rackspace Hosting, Inc.*        3,100      58,063
 Eldorado Gold Corp.            22,300   269,384  SBA Communications Corp.*       4,000     144,280
 Freeport-McMoRan                7,700   643,258  Shaw Communications, Inc.       3,100      61,597
 Intrepid Potash, Inc.*          2,200    66,726  Sina Corp.*                     1,600      60,304
 Nucor Corp.                     4,800   217,824  Symantec Corp.*                17,300     292,889
 Potash Corp of Saskatchewa      2,000   238,700  Time Warner, Inc.              14,266     446,098
 Praxair, Inc.                   3,100   257,300  Time Warner Cable, Inc.         6,700     357,177
 Rio Tinto PLC - ADR             3,100   733,863  VeriSign, Inc.*                 4,500     117,090
 Sherwin-Williams Co.           10,000   676,800  Verizon Communications, Inc.   34,900   1,082,598
 Sigma-Aldrich Corp.             2,400   128,784  Walt Disney Co.                16,900     589,979
 Sociedad Quimica y Minera      15,100   564,589
 United States Steel Corp.       1,000    63,520 CONSUMER, CYCLICAL - 6.7%
 Vale - ADR                     22,200   714,618  Advance Auto Parts, Inc.        2,400     100,608
 Vulcan Materials Co.            6,700   316,508  AnnTaylor Stores Corp.*         1,900      39,330
                                                  AutoZone, Inc.*                   400      69,236
COMMUNICATIONS - 5.4%                             Bed Bath & Beyond, Inc.*        5,300     231,928
 Akamai Technologies, Inc.*      4,600   144,532  Big Lots, Inc.*                 2,100      76,482
 America Movil - ADR             5,000   251,700  CarMax, Inc.*                   4,200     105,504
 American Tower Corp.*           2,300    98,003  Chipotle Mexican Grill, Inc.      800      90,136
 AT&T, Inc.                     75,900 1,961,256  Choice Hotels International     2,700      93,987
 Atheros Communications, In      1,700    65,807  Coach, Inc.                     8,000     316,160
 Cablevision Systems Corp.       2,400    57,936  Copart, Inc.*                   1,600      56,960
 Central European Media*         1,900    55,689  CVS Caremark Corp.             10,300     376,568
 Cisco Systems, Inc.*           13,300   346,199  Dick's Sporting Goods, Inc.*    3,100      80,941
 Crown Castle International      3,200   122,336  Dollar General Corp.*           2,500      63,125
 CTC Media, Inc.*                4,000    68,880  Dollar Tree, Inc.*              1,900     112,518
 Ctrip.com International Lt      1,800    70,560  DreamWorks Animation SKG*       2,100      82,740
 Discovery Communications*       6,000   176,460  Family Dollar Stores, Inc.      3,100     113,491
 Expedia, Inc.                   4,900   122,255  Fastenal Co.                    3,500     167,965
 Factset Research Systems,       2,200   161,414  Gap, Inc.                      15,200     351,272
 F5 Networks, Inc.*              1,200    73,956  Home Depot, Inc.               40,900   1,323,115
 JDS Uniphase Corp.*             6,400    80,128  Hyatt Hotels Corp.*             1,500      58,440
 Juniper Networks, Inc.*         7,400   227,032  International Game Tech.        6,500     119,925
 Leap Wireless Internationa      4,300    70,348  KB Home                         1,500      25,125
 Liberty Media Corp.*            1,200    65,604  Lennar Corp.                   16,900     290,849
 Liberty Media Corp. - Inte     32,200   492,660  Madison Square Garden, Inc.*      600      13,038
 McAfee, Inc.*                   5,800   232,754  Marriott International, Inc.    7,375     232,460



                       See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010


Common Stock                   Shares  Value     Common Stock                   Shares  Value
-----------------------------  ------- --------- ------------------------------ ------- -----------
CONSUMER, CYCLICAL - 6.7% (Continued)            CONSUMER, NON-CYCLICAL - 13.7% (Continued)
 Mattel, Inc.                   28,500   648,090  Biogen Idec, Inc.*                900      51,651
 McDonald's Corp.                9,600   640,512  BioMarin Pharmaceutical, Inc    3,500      81,795
 Men's Wearhouse, Inc.           2,475    59,252  Brown-Forman Corp.              9,025     536,536
 NIKE, Inc.                      4,200   308,700  Campbell Soup Co.              11,800     417,130
 O'Reilly Automotive, Inc.*      3,900   162,669  CareFusion Corp.*               4,400     116,292
 PACCAR, Inc.                   12,300   533,082  Cephalon, Inc.*                 1,700     115,226
 Panera Bread Co.*               1,500   114,735  Charles River Laboratories*     1,500      58,965
 PetSmart, Inc.                  2,300    73,508  Church & Dwight Co., Inc.       2,400     160,680
 Pulte Group, Inc.*              4,060    45,675  CIGNA Corp.                     9,600     351,168
 Ross Stores, Inc.               4,800   256,656  Clorox Co.                      8,400     538,776
 Skywest, Inc.                   5,200    74,256  Coca-Cola Co.                  10,300     566,500
 Southwest Airlines Co.         27,400   362,228  Colgate-Palmolive Co.           3,300     281,358
 Staples, Inc.                   2,800    65,548  Community Health Systems*       3,100     114,483
 Starbucks Corp.                 5,800   140,766  Corporate Executive Board       2,100      55,839
 Starwood Hotels & Resorts      15,800   736,912  Covance, Inc.*                  1,000      61,390
 Tiffany & Co.                   3,300   156,717  Covidien PLC                    4,700     236,316
 Tim Hortons, Inc.               3,300   107,547  CR Bard, Inc.                   5,800     502,396
 TJX Cos., Inc.                 17,400   739,848  DaVita, Inc.*                   2,450     155,330
 Toll Brothers, Inc.*            2,700    56,160  DENTSPLY International, Inc.    3,100     108,128
 Tractor Supply Co.              1,300    75,465  DeVry, Inc.                     2,500     163,000
 Urban Outfitters, Inc.*         3,200   121,824  Diageo PLC - ADR                5,800     391,210
 WABCO Holdings, Inc.*           2,600    77,792  Education Management Corp.*     3,000      65,700
 Walgreen Co.                   11,000   407,990  Edwards Lifesciences Corp.*     1,100     108,768
 Wal-Mart Stores, Inc.          18,400 1,023,040  Elan Corp PLC - ADR*            8,700      65,946
 Williams-Sonoma, Inc.           2,600    68,354  Eli Lilly & Co.                 7,300     264,406
 WMS Industries, Inc.*           1,900    79,686  Equifax, Inc.                   2,200      78,760
 WW Grainger, Inc.               5,600   605,472  General Mills, Inc.             4,300     304,397
 Wynn Resorts Ltd                1,200    90,996  Genpact Ltd*                    4,100      68,757
 Yum! Brands, Inc.               5,500   210,815  Gen-Probe, Inc.*                  800      40,000
                                                  Genzyme Corp.*                  4,300     222,869
CONSUMER, NON-CYCLICAL - 13.7%                    GlaxoSmithKline PLC - ADR       5,400     208,008
 Abbott Laboratories             7,075   372,711  Global Payments, Inc.           1,600      72,880
 Aetna, Inc.                     6,700   235,237  Henry Schein, Inc.*             2,400     141,360
 Alexion Pharmaceuticals, I      2,700   146,799  Hershey Co.                     2,500     107,025
 Allergan, Inc.                  1,440    94,061  Hertz Global Holdings, Inc.*    6,500      64,935
 Altria Group, Inc.             20,700   424,764  Hewitt Associates, Inc.*        1,400      55,692
 American Medical Systems*       3,400    63,172  Hologic, Inc.*                  3,700      68,598
 American Reprographics Co.      4,000    35,880  Human Genome Sciences, Inc.*    3,300      99,660
 Amgen, Inc.*                    6,900   412,896  Humana, Inc.*                   1,100      51,447
 Apollo Group, Inc.*             3,145   192,757  IDEXX Laboratories, Inc.*       2,900     166,895
 Arthrocare Corp.*               2,000    59,440  Illumina, Inc.*                 3,300     128,370
 AstraZeneca PLC - ADR           5,100   228,072  Intuitive Surgical, Inc.*         600     208,878
 Automatic Data Processing       9,800   435,806  Iron Mountain, Inc.             3,912     107,189
 Avon Products, Inc.            18,500   626,595  ITT Educational Services, In    1,000     112,480
 Baxter International, Inc.      4,400   256,080  JM Smucker Co.                  1,400      84,364


                                   See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010



Common Stock                   Shares  Value     Common Stock                   Shares  Value
-----------------------------  ------- --------- ------------------------------ ------- -----------
CONSUMER, NON-CYCLICAL - 13.7% (Continued)       ENERGY - 8.0%
 Johnson & Johnson              23,500 1,532,200  Apache, Corp.                   2,300     233,450
 Kellogg Co.                     4,900   261,807  Arch Coal, Inc.                 3,759      85,893
 Kimberly-Clark Corp.            6,800   427,584  Atlas Energy, Inc.*             1,700      52,904
 Laboratory Corp of America      2,500   189,275  Baker Hughes, Inc.              7,100     332,564
 Life Technologies Corp.*        3,400   177,718  Bill Barrett Corp.*             1,600      49,136
 Lincare Holdings, Inc.*         1,200    53,856  BP PLC - ADR                   19,792   1,129,529
 Lorillard, Inc.                 8,800   662,112  Cabot Oil & Gas Corp.           2,300      84,640
 Manpower, Inc.                  1,100    62,832  Cameron International Corp.*    5,600     240,016
 Martek Biosciences Corp.*         400     9,004  Chevron Corp.                  30,342   2,300,834
 Masimo Corp.*                   1,600    42,480  Cobalt International Energy*    3,600      48,960
 McCormick & Co., Inc.          13,800   529,368  Concho Resources, Inc.*         4,200     211,512
 McKesson Corp.                  3,900   256,308  ConocoPhillips                  8,700     445,179
 Mead Johnson Nutrition Co.      1,800    93,654  Consol Energy, Inc.             1,400      59,724
 Medtronic, Inc.                 7,100   319,713  Core Laboratories               1,100     143,880
 Merck & Co., Inc.              23,700   885,195  Devon Energy Corp.              3,200     206,176
 Monster Worldwide, Inc.*        3,400    56,474  Diamond Offshore Drilling, I    6,700     595,027
 Moody's Corp.                  14,500   431,375  EOG Resources, Inc.             2,600     241,644
 Myriad Genetics, Inc.*          2,800    67,340  Exxon Mobil Corp.              22,802   1,527,278
 New Oriental Education - A        800    68,408  First Solar, Inc.*                500      61,325
 Patterson Cos., Inc.            2,300    71,415  FMC Technologies, Inc.*         3,300     213,279
 Paychex, Inc.                  16,393   503,593  Forest Oil Corp.*              13,800     356,316
 PepsiCo., Inc.                  6,600   436,656  Mariner Energy, Inc.*           5,200      77,844
 Perrigo Co.                     1,200    70,464  Massey Energy Co.               1,400      73,206
 Pfizer, Inc.                   17,186   294,740  Murphy Oil Corp.                8,500     477,615
 Philip Morris Internationa     16,500   860,640  Nabors Industries Ltd*          2,700      53,001
 Procter & Gamble Co.           17,500 1,107,225  Newfield Exploration Co.*       6,700     348,735
 QIAGEN NV*                      4,000    91,960  Occidental Petroleum Corp.      6,100     515,694
 Quanta Services, Inc.*          7,000   134,120  Oceaneering International, I    1,800     114,282
 Quest Diagnostics, Inc.         7,988   465,621  Peabody Energy Corp.           12,100     552,970
 Regeneron Pharmaceuticals*      2,900    76,821  Range Resources Corp.           2,200     103,114
 ResMed, Inc.*                   1,200    76,380  Royal Dutch Shell PLC - ADR    17,500   1,012,550
 Ritchie Bros Auctioneers,       6,600   142,098  SandRidge Energy, Inc.*         3,500      26,950
 Robert Half International,      3,600   109,548  Schlumberger Ltd               14,960     949,362
 SEI Investments Co.             3,400    74,698  Southwestern Energy Co.*        1,700      69,224
 Shire PLC - ADR                 1,000    66,010  Sunoco, Inc.                    1,300      38,623
 St Jude Medical, Inc.*          3,900   160,095  Tetra Technologies, Inc.*       5,700      69,654
 Strayer Education, Inc.           300    73,056  Total - ADR                    16,000     928,320
 Sysco Corp.                     7,800   230,100  Ultra Petroleum Corp.*          7,800     363,714
 Techne Corp.                    2,000   127,160  Walter Energy, Inc.             2,100     193,767
 Teva Pharmaceutical - ADR       4,000   252,320  Williams Cos., Inc.            10,900     251,790
 UnitedHealth Group, Inc.       16,200   529,254
 Universal Health Services       2,000    70,180 FINANCIAL - 10.1%
 Varian Medical Systems, In      2,000   110,660  Aflac, Inc.                     6,600     358,314
 Verisk Analytics, Inc.*         2,300    64,860  AON, Corp.                     12,500     533,875
 Vertex Pharmaceuticals, In      3,950   161,437  Arch Capital Group Ltd*         5,000     381,250
 VistaPrint*                     1,400    80,318
 Warner Chilcott PLC*            1,600    40,832
 WellPoint, Inc.*               10,200   656,676
 Western Union Co.              22,600   383,296
 Whole Foods Market, Inc.*       5,100   184,365
 Zimmer Holdings, Inc.*          5,100   301,920




                              See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010


Common Stock                   Shares  Value     Common Stock                   Shares  Value
-----------------------------  ------- --------- ------------------------------ ------- -----------
FINANCIAL - 10.1% (Continued)                    INDUSTRIAL - 7.6%
 Artio Global Investors, In      1,600    39,584  3M Co.                          4,700     392,779
 Assurant, Inc.                  1,200    41,256  Agilent Technologies, Inc.*     8,400     288,876
 AvalonBay Communities, Inc      3,294   284,437  Alliant Techsystems, Inc.*      3,200     260,160
 Axis Capital Holdings Ltd       2,000    62,520  AMETEK, Inc.                    3,500     145,110
 Bank of America Corp.          14,400   257,040  Amphenol Corp.                  2,800     118,132
 Bank of New York               15,871   490,096  Boeing Co.                      9,040     656,394
 BB&T Corp.                     16,500   534,435  Bucyrus International, Inc.       800      52,792
 Chubb Corp.                    10,900   565,165  Caterpillar, Inc.               6,800     427,380
 Citigroup, Inc.*               86,600   350,730  CH Robinson Worldwide, Inc.     3,600     201,060
 City National Corp.             5,900   318,423  CLARCOR, Inc.                   2,100      72,429
 CME Group, Inc.                 1,400   442,554  Cogent, Inc.*                   4,100      41,820
 Eaton Vance Corp.               4,100   137,514  Cooper Industries PLC           6,900     330,786
 Equity Residential              8,200   321,030  CSX Corp.                       8,800     447,920
 Essex Property Trust, Inc.      3,000   269,850  Cummins, Inc.                   2,100     130,095
 Federal Realty Investment       5,400   393,174  Cymer, Inc.*                    1,600      59,680
 Federated Investors, Inc.      12,500   329,750  Dolby Laboratories, Inc.*       3,100     181,877
 First Horizon National Cor      5,294    74,383  Donaldson Co., Inc.             2,800     126,336
 HCC Insurance Holdings, In     10,700   295,320  Elbit Systems Ltd               1,100      70,411
 Interactive Brokers Group*      3,100    50,065  Emerson Electric Co.            9,200     463,128
 IntercontinentalExchange,       1,900   213,142  Empresa Brasileira - ADR       12,800     306,688
 Janus Capital Group, Inc.       9,100   130,039  Expeditors International        6,300     232,596
 JPMorgan Chase & Co.           55,500 2,483,625  FLIR Systems, Inc.*             2,200      61,996
 KeyCorp                        58,500   453,375  Flowserve Corp.                 3,600     396,972
 Lazard Ltd                      4,200   149,940  Fluor Corp.                     5,100     237,201
 Marshall & Ilsley Corp.        61,300   493,465  Foster Wheeler AG*              4,700     127,558
 Northern Trust Corp.           11,600   641,016  General Cable Corp.*            2,500      67,500
 NYSE Euronext                  17,200   509,292  General Dynamics Corp.          5,900     455,480
 optionsXpress Holdings, In      4,300    70,047  Gentex Corp.                    3,400      66,028
 PNC Financial Services Gro     10,800   644,760  Goodrich Corp.                  7,300     514,796
 Principal Financial Group,      3,200    93,472  Graco, Inc.                     2,100      67,200
 Progressive Corp.              13,900   265,351  Harsco Corp.                    1,700      54,298
 Public Storage                  6,100   561,139  Honeywell International, Inc    7,600     344,052
 Regions Financial Corp.        45,100   354,035  IDEX Corp.                      2,025      67,028
 RenaissanceRe Holdings Ltd      5,600   317,856  II-VI, Inc.*                    2,100      71,064
 Simon Property Group, Inc.      3,058   256,566  Illinois Tool Works, Inc.       6,600     312,576
 SLM Corp.*                     30,800   385,616  Itron, Inc.*                      800      58,056
 State Street Corp.              5,800   261,812  ITT Corp.                       5,700     305,577
 SunTrust Banks, Inc.            9,300   249,147  Jabil Circuit, Inc.             4,800      77,712
 SVB Financial Group*            1,300    60,658  Joy Global, Inc.               10,500     594,195
 TD Ameritrade Holding Corp      8,800   167,728  Landstar System, Inc.           3,500     146,930
 Travelers Cos., Inc.            9,300   501,642  Lockheed Martin Corp.           3,100     257,982
 US Bancorp                     46,428 1,201,557  McDermott International, Inc    7,500     201,900
 Waddell & Reed Financial,       2,200    79,288  Mettler-Toledo International    1,600     174,720
 Wells Fargo & Co.              53,260 1,657,451  National Instruments Corp.      2,550      85,043
 WR Berkley Corp.                2,800    73,052  Northrop Grumman Corp.          4,000     262,280
 Zions Bancorporation            3,400    74,256  Pall Corp.                      1,900      76,931
                                                  Precision Castparts Corp.       2,700     342,117



                                 See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010


Common Stock                   Shares  Value     Common Stock                   Shares        Value
-----------------------------  ------- --------- ------------------------------ ------- -----------
INDUSTRIAL - 7.6% (Continued)                    TECHNOLOGY - 6.2% (Continued)
 Republic Services, Inc.        20,050   581,851  Jack Henry & Associates, Inc    2,300      55,338
 Rockwell Automation, Inc.       6,300   355,068  KLA-Tencor Corp.                1,600      49,488
 Rockwell Collins, Inc.          3,000   187,770  Lam Research Corp.*             3,200     119,424
 Roper Industries, Inc.          1,600    92,544  Linear Technology Corp.         6,000     169,500
 Stericycle, Inc.*               3,400   185,300  Logitech International*         4,300      70,262
 Terex Corp.*                    3,000    68,130  Marvell Technology Group*      11,100     226,662
 TransDigm Group, Inc.*          1,300    68,952  Maxim Integrated Products       3,100      60,109
 Trimble Navigation Ltd*         5,400   155,088  MEMC Electronic Materials*      6,400      98,112
 Union Pacific Corp.             9,600   703,680  Microchip Technology, Inc.     13,012     366,418
 United Parcel Service, Inc      7,100   457,311  MICROS Systems, Inc.*           3,800     124,982
 United Technologies Corp.       7,200   529,992  Microsoft Corp.                49,700   1,455,713
 Valmont Industries, Inc.          900    74,547  National Semiconductor Corp.   24,000     347,040
 Wabtec Corp.                    1,600    67,392  NetApp, Inc.*                   6,900     224,526
 Waste Connections, Inc.*        2,100    71,316  Nuance Communications, Inc.*    6,700     111,488
 Waters Corp.*                   2,100   141,834  NVIDIA Corp.*                  12,200     212,280
 Zebra Technologies Corp.*       1,700    50,320  ON Semiconductor Corp.*         6,900      55,200
                                                  Oracle Corp.                   10,900     280,239
TECHNOLOGY - 6.2%                                 QLogic Corp.*                   3,900      79,170
 Accenture PLC                   9,600   402,720  Red Hat, Inc.*                  5,500     160,985
 Adobe Systems, Inc.*            2,000    70,740  Rovi Corp.*                     3,400     126,242
 Altera Corp.                    8,500   206,550  Salesforce.com, Inc.*           2,300     171,235
 Allscripts-Misys Healthcar      2,400    46,992  SanDisk Corp.*                  1,800      62,334
 Analog Devices, Inc.           14,600   420,772  Seagate Technology*            10,100     184,426
 ANSYS, Inc.*                    3,000   129,570  Silicon Laboratories, Inc.*     2,200     104,874
 Autodesk, Inc.*                 5,400   158,652  Synopsys, Inc.*                 2,700      60,399
 BMC Software, Inc.*             4,400   167,200  Texas Instruments, Inc.         9,200     225,124
 Broadcom Corp.                  2,500    83,000  Varian Semiconductor*           4,500     149,040
 CA, Inc.                        5,400   126,738  Xilinx, Inc.                    7,900     201,450
 Cerner Corp.*                   1,900   161,367
 Check Point Software Tech.      1,800    63,126 UTILITIES - 2.6%
 Citrix Systems, Inc.*           3,200   151,904  Calpine Corp.*                 13,000     154,570
 Cognizant Technology Sol.*      5,136   261,833  Consolidated Edison, Inc.       7,200     320,688
 Computer Sciences Corp.*        6,100   332,389  Duke Energy Corp.              33,000     538,560
 Dell, Inc.*                    15,100   226,802  Entergy Corp.                   4,000     325,400
 Dun & Bradstreet Corp.          1,500   111,630  Exelon Corp.                    7,550     330,766
 Electronic Arts, Inc.*          3,200    59,712  FPL Group, Inc.                 6,700     323,811
 EMC Corp.*                     14,100   254,364  NRG Energy, Inc.*              18,200     380,380
 Fairchild Semiconductor*        3,800    40,470  Pepco Holdings, Inc.           14,400     246,960
 Fidelity National Informat      2,400    56,256  Pinnacle West Capital Corp.     6,600     249,018
 Fiserv, Inc.*                   1,650    83,754  Progress Energy, Inc.          10,300     405,408
 GT Solar International, In      9,500    49,685  SCANA Corp.                    15,600     586,404
 Intel Corp.                    50,500 1,125,645  Southern Co.                   19,300     639,988
 International Business Mac      7,400   949,050  TECO Energy, Inc.              15,800     251,062
 Intersil Corp.                  3,600    53,064                                        -----------
 Intuit, Inc.*                   7,700   264,264 TOTAL COMMON STOCK - 64.4%
                                                  (Cost $103,091,888)                   120,573,386
                                                                                        -----------


* Securities are non-income producing
  ADR - American Depository Receipt

                                 See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010


                                                                 Shares/
Fixed Income Securities                  Coupon  Maturity      Principal    Value
-------------------------------------   -------  ----------   ----------    ---------
BASIC MATERIALS - 2.3%
   ArcelorMittal USA Partnership          9.750  04/01/2014    2,000,000    2,065,000
   Barrick Gold Corp.                     6.950  04/01/2019    1,500,000    1,716,303
   BHP Billiton Finance USA Ltd           7.250  03/01/2016      500,000      581,450

COMMUNICATIONS - 6.1%
   British Telecommunications PLC         9.625  12/15/2030    1,000,000    1,259,279
   CBS Corp.                              8.625  08/01/2012    1,000,000    1,117,231
   Cisco Systems, Inc.                    4.450  01/15/2020    1,000,000      994,457
   Comcast Holdings Corp.                10.625  07/15/2012    2,000,000    2,346,610
   Michigan Bell Telephone Co.            7.850  01/15/2022    2,000,000    2,284,706
   Telecom Italia Capital SA              6.999  06/04/2018    1,000,000    1,081,495
   Verizon New Jersey, Inc.               8.000  06/01/2022      650,000      737,846
   Vodafone Group PLC                     5.375  01/30/2015    1,500,000    1,609,152

CONSUMER, CYCLICAL - 0.6%
   Macy's Retail Holdings, Inc.           7.450  09/15/2011    1,000,000    1,065,000

CONSUMER, NON-CYCLICAL - 2.7%
   Genentech, Inc.                        4.750  07/15/2015    1,000,000    1,067,629
   Pfizer, Inc.                           6.200  03/15/2019    2,000,000    2,258,962
   Roche Holdings, Inc.*                  6.000  03/01/2019    1,500,000    1,657,688

ENERGY - 3.2%
   ConocoPhillips                         5.750  02/01/2019    1,000,000    1,090,098
   Marathon Oil Canada Corp.              8.375  05/01/2012    1,350,000    1,516,668
   Shell International Finance BV         4.300  09/22/2019    1,000,000      985,998
   Statoil ASA                            7.500  10/01/2016    1,000,000    1,187,536
   TransCanada PipeLines Ltd              7.125  01/15/2019    1,000,000    1,171,614



                             See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

                                                                 Shares/
Fixed Income Securities                  Coupon  Maturity      Principal    Value
-------------------------------------   -------  ----------   ----------    ---------
FINANCIAL - 6.3%
   Berkshire Hathaway Finance             5.400  05/15/2018    1,000,000    1,063,237
   Deutsche Bank Trust Corp.              7.500  11/15/2015    1,000,000    1,114,909
   CitiFinancial, Inc.                    6.625  06/01/2015    1,250,000    1,311,670
   General Electric Capital Corp.         5.625  05/01/2018    1,000,000    1,045,012
   Goldman Sachs Group, Inc.              5.950  01/18/2018    1,000,000    1,049,148
   HSBC Finance Corp.                     6.375  11/27/2012    1,000,000    1,095,200
   Invesco Ltd                            5.625  04/17/2012    1,000,000    1,041,617
   Morgan Stanley                         4.750  04/01/2014    1,000,000    1,021,077
   National Rural Utilities Coop.        10.375  11/01/2018    1,500,000    1,995,099
   Ohio National Financial Services*      7.000  07/15/2011    1,000,000    1,017,120

GOVERNMENT - 2.2%
   Federal Home Loan Banks                5.375  05/15/2019    1,000,000    1,092,188
   Federal Home Loan Banks                4.125  12/13/2019    1,000,000      984,063
   State of Illinois                      4.071  01/01/2014    2,000,000    2,015,840



                            See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

                                                                 Shares/
Fixed Income Securities                  Coupon  Maturity      Principal    Value
-------------------------------------   -------  ----------   ----------    ---------
INDUSTRIAL - 2.1%
   Boeing Co.                             4.875  02/15/2020    1,000,000    1,023,137
   Burlington Northern Santa Fe           5.750  03/15/2018    1,000,000    1,070,421
   Clark Equipment Co.                    8.000  05/01/2023      500,000      526,961
   United Parcel Service                  8.375  04/01/2020    1,000,000    1,292,078

MORTGAGE SECURITIES - 4.0%
   Chase Mortgage Finance Corp.           6.500  05/25/2036    1,020,577      758,274
   Countrywide Alternative Loan           6.000  06/25/2037    1,522,440      202,333
   Fannie Mae Pool                        7.000  04/01/2033      600,099      671,316
   Freddie Mac Gold Pool                  6.500  06/01/2024      479,544      526,870
   Freddie Mac Gold Pool                  7.000  10/01/2031      740,476      832,841
   Freddie Mac Gold Pool                  6.500  02/01/2032      867,402      956,324
   Freddie Mac Gold Pool                  6.500  08/01/2032      575,214      634,182
   Freddie Mac Gold Pool                  6.500  12/01/2032      890,033      989,096
   Freddie Mac Gold Pool                  6.500  04/01/2033      400,009      441,266
   Lehman Mortgage Trust                  6.000  09/25/2036    1,049,667      485,143
   MASTR Asset Securitization             6.250  05/25/2036      608,205      528,138
   Residential Asset Securitization       6.500  06/25/2037    1,411,305      612,153

TECHNOLOGY - 0.6%
   Oracle Corp.                           5.750  04/15/2018    1,000,000    1,096,808



                           See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

Fixed Income Securities  and                                     Shares/
Short-Term Investments                   Coupon  Maturity      Principal    Value
-------------------------------------   -------  ----------   ----------    ---------
UTILITIES - 4.0%
   Entergy Gulf States, Inc.              5.250  08/01/2015      806,000      804,192
   Illinois Power Co.                     9.750  11/15/2018    1,000,000    1,281,644
   Michigan Consolidated Gas Co.          8.250  05/01/2014    1,050,000    1,217,724
   Monongahela Power Co.*                 7.950  12/15/2013    1,004,000    1,173,357
   PSEG Power LLC                         5.500  12/01/2015    2,000,000    2,159,774
   United Utilities PLC                   5.375  02/01/2019    1,000,000      991,066
                                                                          -----------
TOTAL FIXED-INCOME SECURITIES - 34.1%
   (Cost $64,749,639)                                                      63,916,000

SHORT-TERM INVESTMENTS - 0.1%
   Fifth Third Institutional Money Market Fund                   117,745      117,745
                                                                          -----------
TOTAL INVESTMENTS IN SECURITIES - 98.6%
   (Cost $167,959,272)                                                    184,607,131

OTHER ASSETS LESS LIABILITIES - 1.4%                                        2,620,286
                                                                          -----------
TOTAL NET ASSETS - 100.0%                                                 187,227,417
                                                                          ===========


* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2010, the aggregate market value of these securities amounted to $3,848,165 or 2.06% of net assets.

                               See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH  31, 2010


Common Stock                             Shares     Value
------------------------------------   -------- ---------
CONSUMER, NON-CYCLICAL - 0.9%
   Altria Group, Inc.                    24,400   500,688
   Johnson & Johnson                      7,700   502,040
   Kimberly-Clark Corp.                   8,000   503,040
   Kraft Foods, Inc.                     16,400   495,936
   PepsiCo., Inc.                         7,500   496,200
   Procter & Gamble Co.                   7,800   493,506

ENERGY - 0.2%
   BP PLC - ADR                           8,800   502,216
                                                ---------
TOTAL COMMON STOCK - 1.1%
   (Cost $3,506,800)                            3,493,626
                                                ---------
* Securities are non-income producing

                 See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

                                                              Shares/
Fixed Income Securities                 Coupon    Maturity  Principal      Value
-------------------------------------   ------  ----------  ---------  ----------
BASIC MATERIALS - 4.8%
   ArcelorMittal USA Partnership         9.750  04/01/2014  3,500,000   3,613,750
   Barrick Gold Corp.                    6.950  04/01/2019  2,500,000   2,860,505
   Freeport-McMoRan                      8.250  04/01/2015  3,000,000   3,266,250
   Steel Dynamics, Inc.                  7.375  11/01/2012  3,000,000   3,120,000
   Teck Resources Ltd                    9.750  05/15/2014  2,000,000   2,370,000

COMMUNICATIONS - 10.3%
   CBS Corp.                             8.625  08/01/2012    750,000     837,923
   CBS Corp.                             5.625  08/15/2012  2,000,000   2,157,424
   Cisco Systems, Inc.                   4.450  01/15/2020  3,000,000   2,983,371
   Comcast Cable Communications          8.500  05/01/2027  1,000,000   1,118,359
   Comcast Holdings Corp.               10.625  07/15/2012  1,500,000   1,759,958
   GTE Corp.                             8.750  11/01/2021  1,500,000   1,849,983
   Liberty Media LLC                     5.700  05/15/2013  3,000,000   3,000,000
   Michigan Bell Telephone Co.           7.850  01/15/2022  3,000,000   3,427,059
   News America Holdings, Inc.           8.500  02/23/2025  2,300,000   2,725,751
   Qwest Corp.                           7.625  06/15/2015  3,000,000   3,277,500
   Telecom Italia Capital SA             6.999  06/04/2018  2,000,000   2,162,990
   TW, Inc.                              9.150  02/01/2023  2,000,000   2,597,050
   Verizon New Jersey, Inc.              8.000  06/01/2022  1,000,000   1,135,147
   Viacom, Inc.                          6.250  04/30/2016  3,000,000   3,314,421

CONSUMER, CYCLICAL - 3.9%
   GameStop Corp.                        8.000  10/01/2012  3,000,000   3,112,500
   Royal Caribbean Cruises Ltd           7.000  06/15/2013  2,500,000   2,531,250



                   See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

                                                              Shares/
Fixed Income Securities                 Coupon    Maturity  Principal      Value
-------------------------------------   ------  ----------  ---------  ----------
CONSUMER, CYCLICAL - 3.9% (Continued)
   Wal-Mart Stores, Inc.                 6.750  10/15/2023  3,000,000   3,509,784
   Wynn Las Vegas LLC                    6.625  12/01/2014  2,000,000   1,995,000
   Wynn Las Vegas LLC                    6.625  12/01/2014  1,000,000     997,500

CONSUMER, NON-CYCLICAL - 8.9%
   AstraZeneca PLC                       5.900  09/15/2017  3,000,000   3,350,781
   Corrections Corp of America           7.750  06/01/2017  3,000,000   3,135,000
   HCA, Inc.                             9.250  11/15/2016  3,000,000   3,189,375
   McKesson Corp.                        6.500  02/15/2014  2,000,000   2,233,872
   Pfizer, Inc.                          6.200  03/15/2019  3,000,000   3,388,443
   Procter & Gamble Co.                  4.700  02/15/2019  3,000,000   3,076,623
   Roche Holdings, Inc.*                 6.000  03/01/2019  2,500,000   2,762,813
   UnitedHealth Group, Inc.              5.375  03/15/2016  3,000,000   3,161,988
   WellPoint, Inc.                       5.875  06/15/2017  3,500,000   3,757,842



                   See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

                                                              Shares/
Fixed Income Securities                 Coupon    Maturity  Principal      Value
-------------------------------------   ------  ----------  ---------  ----------
ENERGY - 8.8%
   Chesapeake Energy Corp.               7.250  12/15/2018  3,155,000   3,155,000
   ConocoPhillips                        5.750  02/01/2019  1,000,000   1,090,098
   Husky Energy, Inc.                    6.200  09/15/2017  2,575,000   2,796,090
   Plains Exploration & Production       7.750  06/15/2015  2,500,000   2,534,375
   Pride International, Inc.             7.375  07/15/2014  2,000,000   2,060,000
   Statoil ASA                           7.500  10/01/2016  3,000,000   3,562,608
   Sunoco, Inc.                          5.750  01/15/2017  2,500,000   2,485,585
   TransCanada PipeLines Ltd             7.125  01/15/2019  2,000,000   2,343,228
   Transocean, Inc.                      6.000  03/15/2018  2,000,000   2,177,102
   Ultramar Diamond Shamrock             7.200  10/15/2017  2,250,000   2,413,024
   Weatherford International, Inc.       6.350  06/15/2017  3,000,000   3,221,922

FINANCIAL - 21.5%
   BB&T Corp.                            6.850  04/30/2019  3,000,000   3,410,691
   Berkshire Hathaway Finance            5.400  05/15/2018  3,000,000   3,189,711
   Caterpillar Financial Services        5.450  04/15/2018  2,000,000   2,115,860
   Citigroup, Inc.                       6.125  11/21/2017  2,000,000   2,057,340
   Deutsche Bank Trust Corp.             7.500  11/15/2015  2,500,000   2,787,273
   Fairfax Financial Holdings Ltd        7.750  04/26/2012  2,000,000   2,100,000
   Farmers Insurance Exchange*           8.625  05/01/2024  2,000,000   2,150,814
   General Electric Capital Corp.        5.250  10/19/2012  1,000,000   1,073,541
   General Electric Capital Corp.        5.625  05/01/2018  3,000,000   3,135,036
   Goldman Sachs Group, Inc.             6.150  04/01/2018  3,000,000   3,174,240
   Hospitality Properties Trust          5.625  03/15/2017  1,000,000     932,998
   Host Hotels & Resorts LP              6.875  11/01/2014  3,500,000   3,535,000
   HSBC USA Capital Trust II*            8.380  05/15/2027  1,000,000     942,506
   HSBC Finance Corp.                    6.375  11/27/2012  1,000,000   1,095,200
   Icahn Enterprises LP*                 7.750  01/15/2016  3,000,000   2,887,500



                 See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

                                                              Shares/
Fixed Income Securities                 Coupon    Maturity  Principal      Value
-------------------------------------   ------  ----------  ---------  ----------
FINANCIAL - 21.5% (Continued)
   Invesco Ltd                           5.375  02/27/2013  2,000,000   2,071,778
   Invesco Ltd                           5.625  04/17/2012  1,000,000   1,041,618
   Merrill Lynch & Co., Inc.             6.875  04/25/2018  3,000,000   3,233,007
   MetLife, Inc.                         6.750  06/01/2016  1,000,000   1,120,653
   Morgan Stanley                        5.950  12/28/2017  3,000,000   3,082,110
   National Rural Utilities Coop.       10.375  11/01/2018  2,500,000   3,325,165
   Nationsbank Corp.                    10.200  07/15/2015  1,000,000   1,209,464
   New England Mutual Life Ins.          7.875  02/15/2024  1,650,000   1,743,885
   Ohio National Financial Services*     7.000  07/15/2011  2,000,000   2,034,240
   Omega Healthcare Investors, Inc.      7.000  04/01/2014  2,000,000   1,995,000
   Regions Financial Corp.               7.750  11/10/2014  1,000,000   1,052,141
   Security Benefit Life Insurance*      8.750  05/15/2016  2,000,000   1,682,500
   Travelers Property Casualty Corp.     7.750  04/15/2026  2,000,000   2,257,204
   UBS AG                                3.875  01/15/2015  2,000,000   1,973,066
   Union Planters Corp.                  7.750  03/01/2011  2,000,000   2,031,710
   Wells Fargo & Co.                     5.625  12/11/2017  3,000,000   3,182,598

GOVERNMENT - 7.8%
   Chicago Board of Education            6.138  12/01/2039  1,000,000   1,010,350
   City of New York                      5.676  10/01/2034  2,000,000   1,840,920
   Federal Home Loan Banks               5.375  05/15/2019  2,640,000   2,883,375
   Federal Home Loan Banks               4.125  12/13/2019  3,000,000   2,952,188
   Federal Home Loan Banks               5.625  06/11/2021  3,000,000   3,305,625
   Federal Home Loan Banks               5.375  09/30/2022  2,000,000   2,132,500
   Federal Home Loan Banks               5.375  08/15/2024  1,000,000   1,050,000
   Federal Home Loan Banks               5.365  09/09/2024  4,000,000   4,235,000
   Federal Home Loan Banks               5.750  06/12/2026  2,000,000   2,128,125
   State of Illinois                     4.071  01/01/2014  3,000,000   3,023,760

INDUSTRIAL - 5.6%
   Ball Corp.                            6.875  12/15/2012  2,500,000   2,525,000
   Burlington Northern Santa Fe          5.650  05/01/2017  1,000,000   1,071,840
   Canadian Pacific Railway Co.          6.500  05/15/2018  3,000,000   3,258,660
   Case New Holland, Inc.*               7.750  09/01/2013  2,500,000   2,593,750
   Clark Equipment Co.                   8.000  05/01/2023    500,000     526,961
   Federal Express Corp.                 9.650  06/15/2012  1,047,000   1,200,574
   Gulfmark Offshore, Inc.               7.750  07/15/2014  2,375,000   2,357,188



                 See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

                                                              Shares/
Fixed Income Securities                 Coupon    Maturity  Principal      Value
-------------------------------------   ------  ----------  ---------  ----------
INDUSTRIAL - 5.6% (Continued)
   Koninklijke Philips Electronics       7.250  08/15/2013  1,000,000   1,144,094
   L-3 Communications Corp.              5.875  01/15/2015  3,000,000   3,052,500

MORTGAGE SECURITIES - 8.8%
   Banc of America Alternative Loan      6.000  11/25/2046  1,182,072     603,345
   Banc of America Funding Corp.         6.000  03/25/2037  1,908,317     771,757
   Banc of America Mortgage              6.000  05/25/2037  2,031,703     458,883
   Chase Mortgage Finance Corp.          6.500  05/25/2036  1,805,200   1,341,239
   Countrywide Alternative Loan          5.500  09/25/2035  1,584,669     956,991
   Countrywide Alternative Loan          6.250  07/25/2036    730,345     254,087
   Countrywide Alternative Loan          6.000  07/25/2036    444,309     117,147
   Countrywide Alternative Loan          6.000  12/25/2036    983,223     454,433
   Countrywide Alternative Loan          6.000  05/25/2037  1,916,099     743,289
   Countrywide Alternative Loan          6.000  05/25/2037  1,665,422     676,713
   Countrywide Alternative Loan          6.000  06/25/2037  2,283,660     303,501
   Countrywide Home Loan Mort.           5.750  05/25/2037  1,460,855     659,885
   Credit Suisse Mortgage Capital        6.500  03/25/2036    649,172     378,954
   Credit Suisse Mortgage Capital        6.250  06/25/2036  1,795,846     868,740
   Fannie Mae Pool                       7.000  02/01/2032  1,152,843   1,292,261
   Fannie Mae Pool                       7.000  03/01/2032  1,174,217   1,319,610
   Fannie Mae Pool                       7.000  04/01/2033    938,616   1,050,007


                      See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

                                                              Shares/
Fixed Income Securities                 Coupon    Maturity  Principal      Value
-------------------------------------   ------  ----------  ---------  ----------
MORTGAGE SECURITIES - 8.8% (Continued)
   Freddie Mac Gold Pool                 6.500  06/01/2024  1,118,936   1,229,363
   Freddie Mac Gold Pool                 7.000  10/01/2031  1,263,683   1,421,312
   Freddie Mac Gold Pool                 6.500  02/01/2032  1,389,200   1,531,614
   Freddie Mac Gold Pool                 7.000  05/01/2032  1,792,894   2,012,083
   Freddie Mac Gold Pool                 6.500  08/01/2032    766,952     845,576
   Freddie Mac Gold Pool                 6.500  04/01/2033  1,200,028   1,323,799
   Freddie Mac Gold Pool                 7.000  09/01/2033    347,588     389,654
   Freddie Mac Gold Pool                 6.500  10/01/2038  2,346,151   2,553,175
   Lehman Mortgage Trust                 6.420  04/25/2036  1,384,302   1,021,702
   Lehman Mortgage Trust                 6.000  09/25/2036  1,933,089     893,450
   Lehman Mortgage Trust                 6.375  06/25/2037  1,180,147     116,431
   MASTR Alternative Loans Trust         6.500  12/25/2033    194,520     171,907
   Merrill Lynch Mortgage Investors      6.250  10/25/2036  2,143,729     866,200
   Residential Asset Securitization      6.500  06/25/2037  2,540,349   1,101,876

TECHNOLOGY - 2.6%
   Hewlett-Packard Co.                   5.500  03/01/2018  2,000,000   2,173,498
   Oracle Corp.                          5.750  04/15/2018  3,000,000   3,290,424
   Xerox Corp.                           7.625  06/15/2013  2,500,000   2,564,555

UTILITIES - 11.9%
   AES Corp.*                            8.750  05/15/2013  3,000,000   3,045,000
   Calpine Construction Finance Co.*     8.000  06/01/2016  3,000,000   3,067,500
   Carolina Power & Light Co.            8.625  09/15/2021  3,000,000   3,882,720
   Commonwealth Edison Co.               6.150  09/15/2017  2,155,000   2,381,553
   Duke Energy Corp.                     5.050  09/15/2019  3,000,000   3,035,181


                      See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010

Fixed Income Securities                                       Shares/
and Short-Term Investments              Coupon    Maturity  Principal      Value
-------------------------------------   ------  ----------  ---------  ----------
UTILITIES - 11.9% (Continued)
   Entergy Louisiana LLC                 5.090  11/01/2014  2,500,000   2,504,970
   Illinois Power Co.                    9.750  11/15/2018  2,000,000   2,563,288
   Monongahela Power Co.*                7.950  12/15/2013  3,000,000   3,506,046
   PSEG Power LLC                        5.500  12/01/2015  2,000,000   2,159,774
   CenterPoint Energy Houston            9.150  03/15/2021  2,300,000   2,964,879
   Sempra Energy                         6.500  06/01/2016  3,000,000   3,351,558
   Southern Co Capital Funding, Inc.     5.750  11/15/2015  2,000,000   2,050,848
   United Utilities PLC                  5.375  02/01/2019  3,000,000   2,973,198
                                                                      -----------
TOTAL FIXED INCOME SECURITIES - 94.9%
   (Cost $304,861,748)                                                298,779,479

SHORT-TERM INVESTMENTS - 3.9%
   Fifth Third Institutional Money Market Fund              12,268,011 12,268,011

TOTAL INVESTMENTS IN SECURITIES - 99.9%
   (Cost $320,636,559)                                                314,541,116

OTHER ASSETS LESS LIABILITIES - 0.1%                                      460,811
                                                                      -----------
TOTAL NET ASSETS - 100.0%                                             315,001,927
                                                                      ===========



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2010, the aggregate market value of these securities amounted to $24,672,669 or 7.83% of net assets.

                           See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH  31, 2010

                                        Common Stock and                    Shares/
Common Stock            Shares   Value  Short-Term Investments            Principal     Value
---------------------- ------- -------  -------------------------------   ---------  --------
BASIC MATERIALS - 2.4%                  FINANCIAL - 16.3%
  Freeport-McMoRan       1,620 135,335     ACE Ltd                            4,450   232,735
  Mosaic Co.             1,735 105,436     American Express Co.               3,055   126,049
                                           Bank of America Corp.             12,175   217,324
COMMUNICATIONS - 17.3%                     Berkshire Hathaway, Inc.*          4,291   348,730
  AT&T, Inc.             8,785 227,004     HCC Insurance Holdings, Inc.       4,980   137,448
  Cisco Systems, Inc.*  10,485 272,925     JPMorgan Chase & Co.               5,875   262,906
  Harris Corp.           5,980 283,990     Loews Corp.                        4,785   178,385
  Liberty Media Corp.*   2,978 162,807     Travelers Cos., Inc.               2,870   154,808
  Liberty Media Corp. - 10,930 397,524
  Symantec Corp.*       10,985 185,976  INDUSTRIAL - 10.5%
  Time Warner, Inc.      7,431 232,367     Boeing Co.                         3,030   220,008
                                           Foster Wheeler AG*                 3,890   105,575
CONSUMER, CYCLICAL - 3.6%                  General Dynamics Corp.             2,840   219,248
  Wal-Mart Stores, Inc.  6,670 370,852     L-3 Communications Holdings        2,405   220,370
                                           Northrop Grumman Corp.             4,580   300,311
CONSUMER, NON-CYCLICAL - 19.9%
  Altria Group, Inc.    12,975 266,247  TECHNOLOGY - 14.5%
  CIGNA Corp.            5,565 203,568     Check Point Software Tech.*        5,810   203,757
  Eli Lilly & Co.        5,465 197,942     Computer Sciences Corp.*           3,475   189,353
  Forest Laboratories, I 4,140 129,830     EMC Corp.*                        12,965   233,889
  Johnson & Johnson      5,485 357,622     International Business Mach.       2,295   294,334
  Kimberly-Clark Corp.   1,575  99,036     Microsoft Corp.                    9,635   282,209
  Kraft Foods, Inc.      6,545 197,921     Oracle Corp.                      10,695   274,968
  Pfizer, Inc.          15,345 263,167                                             ----------
  Philip Morris Internat 2,655 138,485  TOTAL COMMON STOCK - 95.5%
  UnitedHealth Group, In 4,955 161,880     (Cost $9,137,618)                        9,715,805

ENERGY - 11.0%                          SHORT-TERM INVESTMENTS - 0.9%
  Apache, Corp.          1,010 102,515     Fifth Third Institutional Money   91,599    91,599
  Chevron Corp.          3,610 273,746
  ConocoPhillips         5,420 277,341  TOTAL INVESTMENTS IN SECURITIES - 96.4%
  National Oilwell Varco 3,300 133,914     (Cost $9,229,217)                        9,807,404
  Transocean Ltd*        2,545 219,837
  Valero Energy Corp.    5,895 116,132  OTHER ASSETS LESS LIABILITIES - 3.6%          366,213
                                                                                   ----------
                                        TOTAL NET ASSETS - 100.0%                  10,173,618
                                                                                   ==========



* Securities are non-income producing

                              See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a)   Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the Adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b)   Fair Value Measurement

     As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.

     The three levels of the fair value hierarchy are described below:

     Level 1 - quoted prices in active markets for identical securities
     Level 2 - other significant observable inputs (including quoted prices for Similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value each Fund's investments as of March 31, 2010:

                                  Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices:

          Common Stock            $ 99,375,694    $120,573,386  $  3,493,626    $  9,715,805
          Short-term Investments       163,148         117,745    12,268,011          91,599

Level 2 - Other Significant
          Observable Inputs:

          Fixed Income Securities            0      63,916,000   298,779,479               0

Level 3 - Significant
          Unobservable Inputs:

          Fixed Income Securities            0               0             0               0
----------------------------------------------------------------------------------------------
Total Market Value
of Investments                    $ 99,538,842    $184,607,131  $314,541,116    $  9,807,404
----------------------------------------------------------------------------------------------


     The following is a reconciliation of the Level 3 investments in fixed income securities for the period ended March 31, 2010:

                                  Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Balance as of 12/31/09            $        0      $        0    $  530,000      $        0

Accrued discounts/premiums                 0               0             0               0

Realized gain/loss                         0               0             0               0

Change in unrealized appreciation
 (depreciation)                            0               0     1,170,000               0

Net purchases (sales)                      0               0             0               0

Transfers in to (out of) level 3           0               0    (1,700,000)              0
----------------------------------------------------------------------------------------------
Balance as of 3/31/10            $         0      $        0    $        0      $        0
----------------------------------------------------------------------------------------------


c) At March 31, 2010 the net unrealized appreciation and depreciation of securities for financial reporting and federal income tax purposes consisted of the following:

                                                                           Total Net
                                     Unrealized      Unrealized      Unrealized
                           Total Cost      Appreciation    Depreciation    Depreciation
----------------------------------------------------------------------------------------------
Equity Growth Fund         $  88,815,198   $ 21,810,113    $( 11,086,469)  $ 10,723,644
Balanced Fund              $ 167,959,272   $ 24,905,177    $(  8,257,318)  $ 16,647,859
Retirement Income Fund     $ 320,636,559   $ 13,184,605    $( 19,280,048)  $( 6,095,443)
Core Equity Fund           $   9,229,217   $  1,009,799    $(    431,612)  $    578,187
----------------------------------------------------------------------------------------------


d)     Other Policies

     Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.
(a)	Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 25, 2010


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 25, 2010



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  May 25, 2010